Notes Payable-Related Party (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes payable related party	$ 975,739	$ 965,211		$ 944,098
Officers and Directors [Member]
Debt Instrument [Line Items]
Notes payable related party	975,739	$ 965,211
Accrued interest	12,956		$ 12,956
Debt conversion amount	$ 251,000
Officers and Directors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion price	$ 0.004
Officers and Directors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion price	$ 0.005